Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [Line Items]
Current tax assets	R$ 442,824	R$ 452,555
Current tax assets, current	442,824	452,555
Current tax assets, non-current	0	0
Prepayments of Income Taxes IRPJ and CSLL [Member]
Subclassifications of assets, liabilities and equities [Line Items]
Current tax assets	413,791	423,489
Contributions Over Revenue PIS and COFINS [Member]
Subclassifications of assets, liabilities and equities [Line Items]
Current tax assets	27,431	25,791
Taxes on service
Subclassifications of assets, liabilities and equities [Line Items]
Current tax assets	1,582	3,255
Other recoverable taxes
Subclassifications of assets, liabilities and equities [Line Items]
Current tax assets	R$ 20	R$ 20